WASATCH FUNDS TRUST

Supplement dated September 6, 2017 to the

Prospectus and Summary Prospectus each dated September 1, 2017

Investor Class

Wasatch Small Cap Growth Fund® - Investor Class (WAAEX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares and the Wasatch Small Cap Growth Fund Summary Prospectus for Investor Class shares, each dated September 1, 2017. You should retain this Supplement, the Prospectus and the Summary Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

PORTFOLIO MANAGERS

Effective December 31, 2017, Jeff Cardon will no longer be a Portfolio Manager for the Small Cap Growth Fund. All references to Jeff Cardon will be deleted effective December 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated September 6, 2017 to the

Prospectus and Summary Prospectus each dated September 1, 2017

Institutional Class

Wasatch Small Cap Growth Fund® - Institutional Class (WIAEX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares and the Wasatch Small Cap Growth Fund Summary Prospectus for Institutional Class shares, each dated September 1, 2017. You should retain this Supplement, the Prospectus and the Summary Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

PORTFOLIO MANAGERS

Effective December 31, 2017, Jeff Cardon will no longer be a Portfolio Manager for the Small Cap Growth Fund. All references to Jeff Cardon will be deleted effective December 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated September 6, 2017 to the

Statement of Additional Information dated September 1, 2017

Investor Class

Wasatch Small Cap Growth Fund® (WAAEX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Investor Class shares dated September 1, 2017. You should retain this Supplement and the Statement of Additional Information (the “SAI”) for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective December 31, 2017, Jeff Cardon will no longer be a portfolio manager for the Small Cap Growth Fund. All references to Jeff Cardon will be deleted effective December 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS TRUST

Supplement dated September 6, 2017 to the

Statement of Additional Information dated September 1, 2017

Institutional Class

Wasatch Small Cap Growth Fund® (WIAEX)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Institutional Class shares dated September 1, 2017. You should retain this Supplement and the Statement of Additional Information (the “SAI”) for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Effective December 31, 2017, Jeff Cardon will no longer be a portfolio manager for the Small Cap Growth Fund. All references to Jeff Cardon will be deleted effective December 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE